FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT
Schedule of major financial instruments measured at fair value, by level within the fair value hierarchy

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	2,168	2,168	—	—
Securities pledged to an investor	310,477	310,477	—	—
Derivative asset	236	—	236	—
Subtotal	312,881	312,645	236	—
Liabilities
Put option liabilities	175,651	—	—	175,651
Warrant liabilities – Public Warrants	3,395	3,395	—	—
Warrant liabilities – Sponsor Warrants	2,154	—	—	2,154
Convertible notes	186,631	—	—	186,631
Exchangeable notes	77,087	—	—	77,087
Subtotal	444,918	3,395	—	441,523

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	3,326	3,326	—	—
Derivative asset	67	—	67	—
Subtotal	3,393	3,326	67	—
Liabilities
Put option liabilities	11,884	—	—	11,884
Convertible notes	101,912	—	—	101,912
Exchangeable notes	454,316	—	—	454,316
Subtotal	568,112	—	—	568,112

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	3,326	3,326	—	—
Derivative asset	67	—	67	—
Liabilities
Put option liabilities	11,884	—	—	11,884
Convertible notes	101,912	—	—	101,912
Exchangeable notes	454,316	—	—	454,316

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	8,411	8,411	—	—
Liabilities
Convertible notes	76,770	—	—	76,770
Exchangeable notes	427,112	—	—	427,112
Mandatorily redeemable noncontrolling interest	11,381	—	—	11,381